Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jana L. Cresswell
jcresswell@stradley.com
215-564-8048
December 5, 2016
FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 71 (the "Amendment") to the Registration Statement of UBS Relationship Funds (the "Registrant") on Form N-1A.

The Amendment is being filed to amend and supplement the Registrant's Registration Statement, as pertaining to the Part A of the UBS Global Securities Relationship Fund.

Please direct questions or comments relating to the Amendment to me at the number above.
Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership